Investments - Additional Information (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 17, 2017 CAD ($)	Dec. 31, 2014 CAD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CAD ($)
Disclosure Of Investment [Line Items]
Current investments - customer deposits			$ 122,668,000	$ 228,510,000
Customer deposits covered by cash			227,100,000
Impairment loss			$ 0	$ 3,190,000
Convertible debentures, annual interest rate		6.00%			6.00%
Amount of debentures sold to third party		$ 1
Debt instrument, maturity date			Nov. 17, 2016
Extended debt instrument, maturity date			Apr. 17, 2018
Conversion price of debenture per common share prior to the maturity date, before amendment | $ / shares		$ 3.20
Monthly cash repayment of debenture until the balance due date	$ 1
NYX Gaming Group
Disclosure Of Investment [Line Items]
Acquisition of convertible debenture		$ 9			$ 10